Convertible Preference Shares of Subsidiary (Details)	0 Months Ended		3 Months Ended		9 Months Ended				12 Months Ended					9 Months Ended		1 Months Ended		36 Months Ended			12 Months Ended						12 Months Ended		12 Months Ended				12 Months Ended	0 Months Ended										9 Months Ended						9 Months Ended								12 Months Ended		9 Months Ended		9 Months Ended				9 Months Ended				0 Months Ended		9 Months Ended			12 Months Ended				12 Months Ended		9 Months Ended	12 Months Ended
	May 27, 2011	Dec. 07, 2010	Sep. 30, 2013 USD ($)	Sep. 30, 2012	Sep. 29, 2013 USD ($)	Sep. 30, 2013 USD ($)	Sep. 29, 2012 USD ($)	Sep. 30, 2012	Dec. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Aug. 27, 2013 USD ($)	Sep. 30, 2013 Subsequent Event [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member] MTDC [Member]	Sep. 30, 2013 Subsequent Event [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Oct. 31, 2013 Subsequent Event [Member] Convertible Preferred Stock [Member] PMSB [Member] USD ($)	Oct. 31, 2013 Subsequent Event [Member] Convertible Preferred Stock [Member] PMSB [Member] USD ($)	Mar. 10, 2014 Scenario, Forecast [Member] Private Placement [Member] Series C CPS [Member] MTDC [Member] USD ($)	Dec. 09, 2011 Series B CPS [Member] Applicable Stock Price [Member] Maximum [Member] USD ($)	Dec. 09, 2011 Series B CPS [Member] Applicable Stock Price [Member] Minimum [Member] USD ($)	Dec. 31, 2012 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2011 Series B CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 Series B CPS [Member] Redemption Option [Member]	Dec. 31, 2012 Series B CPS [Member] Redemption Option [Member] Maximum [Member]	Dec. 31, 2012 Series B CPS [Member] Redemption Option [Member] Minimum [Member]	Dec. 09, 2011 Series B CPS [Member] MTDC [Member]	Dec. 31, 2012 Series B CPS [Member] PMSB [Member] USD ($)	Dec. 09, 2011 Series B CPS [Member] USD ($)	Dec. 31, 2012 Series A CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2011 Series A CPS [Member] Convertible Preferred Stock [Member] USD ($)	Dec. 31, 2012 Series A CPS [Member] Redemption Option [Member] USD ($)	Dec. 31, 2012 Series A CPS [Member] Redemption Option [Member] Minimum [Member] USD ($)	Dec. 31, 2012 Series A CPS [Member] MTDC [Member]	Mar. 10, 2011 Private Placement [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member] MTDC [Member] USD ($)	Mar. 10, 2011 Private Placement [Member] Series C CPS [Member] MTDC [Member]	May 08, 2008 Private Placement [Member] MTDC [Member] USD ($)	Apr. 03, 2009 Private Placement [Member] Issuance of Series B CPS To EEV & PMSB [Member] USD ($)	Jul. 01, 2009 Private Placement [Member] KMP [Member] USD ($)	Apr. 03, 2009 Private Placement [Member] EEV [Member] USD ($)	Dec. 09, 2011 Applicable Stock Price [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member] Maximum [Member] USD ($)	Dec. 09, 2011 Applicable Stock Price [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member] Minimum [Member] USD ($)	Aug. 01, 2010 Applicable Stock Price [Member] Rights of The Holders of Series A and B CPS [Member]	Sep. 30, 2013 WGBM [Member] Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Sep. 30, 2013 WGBM [Member] Convertible Preferred Stock [Member] Series C Preferred Stock [Member] USD ($)	Sep. 30, 2013 WGBM [Member] Convertible Preferred Stock [Member] MYR	Dec. 31, 2012 WGBM [Member] Series B CPS [Member]	Dec. 31, 2012 WGBM [Member] Convertible Preferred Stock [Member] MYR	Sep. 30, 2013 Redemption Option [Member] Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Dec. 31, 2011 Common Stock [Member] Convertible Preferred Stock [Member] Maximum [Member] USD ($)	Sep. 30, 2013 Common Stock [Member] MTDC [Member]	Aug. 01, 2010 Common Stock [Member] Rights of The Holders of Series A and B CPS [Member] USD ($)	Sep. 30, 2013 Common Stock [Member] USD ($)	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member] Minimum [Member] USD ($)	Dec. 09, 2011 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] MTDC [Member]	Dec. 31, 2010 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] KMP [Member]	Dec. 31, 2010 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] EEV [Member]	Sep. 30, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] PMSB [Member] USD ($)	Dec. 09, 2011 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] PMSB [Member]	Sep. 30, 2013 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Sep. 30, 2012 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Dec. 31, 2012 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Dec. 31, 2011 Convertible Preferred Stock [Member] Series B Preferred Stock [Member] USD ($)	Sep. 30, 2013 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Sep. 30, 2012 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Dec. 31, 2013 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Dec. 31, 2012 Convertible Preferred Stock [Member] Series A Preferred Stock [Member] USD ($)	Dec. 14, 2010 Convertible Preferred Stock [Member] Series C Preferred Stock [Member] MTDC [Member] USD ($)	Dec. 14, 2010 Convertible Preferred Stock [Member] Series C Preferred Stock [Member] Series C SSA [Member]	Sep. 30, 2013 Convertible Preferred Stock [Member] Series C Preferred Stock [Member]	Sep. 30, 2013 Convertible Preferred Stock [Member] Rights of The Holders of Series A and B CPS [Member]	Sep. 30, 2013 Convertible Preferred Stock [Member]	Dec. 31, 2010 Series B CPS [Member] KMP [Member]	Dec. 31, 2010 Series B CPS [Member] EEV [Member]	Dec. 31, 2011 Convertible Preferred Stock [Member] Rights of The Holders of Series A and B CPS [Member]	Dec. 31, 2012 Convertible Preferred Stock [Member]	Dec. 31, 2011 Redemption Option [Member] USD ($)	Mar. 10, 2011 Series C CPS [Member] MTDC [Member] USD ($)	Sep. 30, 2013 Rights of The Holders of Series A and B CPS [Member] USD ($)	Dec. 31, 2012 Rights of The Holders of Series A and B CPS [Member] USD ($)	Dec. 31, 2011 Rights of The Holders of Series A and B CPS [Member]	Aug. 01, 2010 Rights of The Holders of Series A and B CPS [Member] USD ($)	Sep. 30, 2013 PMSB [Member]
Convertible Preference Shares of Subsidiary (Details) [Line Items]
Sale of Stock, Price Per Share																																		$ 1.5462		$ 2.25	$ 2.25	$ 2.25	$ 2.25																																									$ 1.5462
Sale of Stock, Number of Shares Issued in Transaction (in Shares)																		1,077,911															27,209,779	3,233,734																								188,057	222,222											1,077,911	3,233,734				188,057	222,222
Share Premium Percentage																																																																									20.00%				20.00%						8.00%
Share Price			$ 1.96			$ 1.96				$ 0.03								$ 2.3193	$ 1.55	$ 0.10	$ 0.03	$ 0.16					$ 0.030	$ 0.16	$ 0.03	$ 0.16	$ 0.030	$ 0.10								$ 154.05	$ 9.94								$ 223.63		$ 2.647	$ 1.99								$ 1.99		$ 1.96	$ 7.95			$ 1.96	$ 7.95			$ 2.3193														$ 2.25
Number of Trading Days																										10 days	10 days				10 days																					10 days									10 days																							10 days	10 days
Applicable Stock Price, Calculation Percentage																										85.00%					85.00%											85.00%										85.00%					85.00%
Preferred Stock Conversion Rate														1																																																																			3	3
Denominator For Conversion of Preferred Stock (in Dollars)																																												$ 100																																					$ 100	$ 100
Conversion Element Of Convertible Preferred Stock (in Dollars)																					1,210,909	1,245,101							619,652	2,135,715
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings (in Dollars)					27,896		(2,176,982)		(3,759,146)		(9,271,985)										34,192	(1,051,013)							1,516,063	63,113
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			4,769,302	1,072,847		2,765,892		1,068,198		129,716,933		70,061,153															39,215,686																																	591,191
Fair Value Assumptions, Expected Volatility Rate																								80.22%	78.02%
Fair Value Assumptions, Risk Free Interest Rate																							0.27%
Fair Value Assumptions, Expected Term	3 years 6 months	5 years																						1 year 350 days	1 year 222 days
Embedded Derivative, Fair Value of Embedded Derivative Liability (in Dollars)																															2,720,978																																																2,198,828
Temporary Equity, Elimination as Part of Reorganization (in Dollars)																																																																															2,519,424
Stockholders' Equity, Period Increase (Decrease) (in Dollars)																																																																															320,596
Preferred Stock, Accretion of Redemption Discount (in Dollars)																																																																															320,390
Shares, Issued (in Shares)																																			3,233,734																		41,680,902	41,619,402	41,175,464
Preferred Stock, Shares Authorized (in Shares)			10,000,000			10,000,000				10,000,000		10,000,000																																	200,000,000		200,000,000
Preferred Stock, Par or Stated Value Per Share (in Ringgits per share)			$ 0.001			$ 0.001				$ 0.001		$ 0.001	$ 0.001																																0.01		0.01
Preferred Stock, Shares Outstanding (in Shares)			3,633.0518			3,633.0518				2,937,500		2,937,500																																		410,279	4,977,345																											4,567,066				4,567,066
Shareholders' Equity, Fair Value Disclosure (in Dollars)																																																														1,300,923	1,334,545	1,210,909	1,245,101	424,794	1,563,664	619,652	2,135,715
Increase (Decrease) in Derivative Liabilities (in Dollars)										(552,524)		(1,269,940)																																																		90,014	89,444			194,858	572,051
Stock Repurchased During Period, Shares (in Shares)																444,444	444,444
Stock Repurchased During Period, Value (in Dollars)																70,000	70,000
Option Indexed to Issuer's Equity, Redeemable Stock, Redemption Requirements, Amount (in Dollars)																																																$ 2,829,817
Applicable Stock Price																																																								$ 9.94
Debt Conversion, Convertible Instrument, Shares Issuable (in Shares)																																												1						284,718
Conversion of Stock, Shares Converted (in Shares)														99.39	99.39
Conversion of Stock, Shares Issued (in Shares)															1
Debt Conversion, Converted Instrument, Issuance Date																																																																								Apr. 03, 2014
Preferred Stock, Shares Issued (in Shares)			3,633.0518			3,633.0518				2,937,500		2,937,500																															410,279		4,977,345